Leases - Right-of-Use Assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Balance at beginning of period	kr 5,959
Depreciation	2,823	kr 1,822	kr 51
Balance at end of period	5,244	5,959
Net book value	5,244	5,959
Research and development expense
Leases
Depreciation on right of use assets	165	0
Administrative and selling expense
Leases
Depreciation on right of use assets	2,621	1,778
Cost at closing balance
Leases
Balance at beginning of period	7,527	1,819
Additional agreements	98	7,527
Termination of agreement		(1,819)
Exchange differences	(8)
Additional agreements through acquisition	1,978
Balance at end of period	9,595	7,527	1,819
Net book value	9,595	7,527	kr 1,819
Depreciation
Leases
Balance at beginning of period	(1,568)
Depreciation	(2,786)	(1,778)
Termination of agreement		210
Exchange differences	3
Balance at end of period	(4,351)	(1,568)
Net book value	kr (4,351)	kr (1,568)